Offerings	Aug. 26, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	There are being registered under this registration statement such indeterminate number of ordinary shares, warrants, subscription rights, and units, as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed $100,000,000 or, if any securities are issued for consideration denominated in a foreign currency, such amount as shall result in an aggregate initial offering price equivalent to a maximum of $100,000,000. The securities registered hereunder also include such indeterminate number of ordinary shares as may be issued upon conversion, exercise or exchange of warrants that provide for such conversion into, exercise for or exchange into ordinary shares. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions. Not specified as to each class of securities to be registered pursuant to General Instruction II.C. of Form F-3. The proposed maximum offering price per unit of each class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form F-3 under the Securities Act. The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act on the basis of the maximum aggregate offering price of the securities listed. Ordinary shares may be in the form of American Depositary Shares. American Depositary Shares issuable on deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-183741). Each American Depositary Share represents the right to receive two (2) ordinary shares. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $97,805,731 of unsold securities (the "Unsold Securities") previously registered and offered by the registrant pursuant to the Registration Statement on Form F-3 (File No. 333-274316) (the "Prior Registration Statement"), which was declared effective on September 12, 2023. In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $11,020 with respect to an aggregate of $100,000,000 of securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Of this amount, $10,778.19 is associated with the Unsold Securities. Pursuant to Rule 457(p), the filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6).